Other Reserves (Tables)	12 Months Ended
Jun. 30, 2024
Other Reserves [Abstract]
Schedule of Other Reserves	The following table shows a breakdown of the consolidated statement of financial position line item ‘other reserves’ and the movements in these reserves during the year. A description of the nature and purpose of each reserve is provided below the table.
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2021		3,360,128	106,514	3,466,642
Currency translation differences		-	6,708	6,708
Other comprehensive income		-	6,708	6,708
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	14(ii)	54,930	-	54,930
Options and warrants lapsed/expired	14(ii)	(361,861)	-	(361,861)
At 30 June 2022		3,053,197	113,222	3,166,419
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2022		3,053,197	113,222	3,166,419
Currency translation differences		-	(1,012)	(1,012)
Other comprehensive income		-	(1,012)	(1,012)
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	14(ii)	104,753	-	104,753
Options and warrants lapsed/expired	14(ii)	(156,392)	-	(156,392)
Performance rights issued/expensed	14(ii)	122,201	-	122,201
At 30 June 2023		3,123,759	112,210	3,235,969
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2023		3,123,759	112,210	3,235,969
Currency translation differences		-	2,266	2,266
Other comprehensive income		-	2,266	2,266
Transactions with owners in their capacity as owners
Options and warrants exercised	14(ii)	(43,780)	-	(43,780)
Options issued in the period (net of adjustments)	14(ii)	(11,932)	-	(11,932)
Lapse of unexercised options	14(ii)	(23,957)	-	(23,957)
Unlisted options issued/expensed	14(ii)	15,231	-	15,231
At 30 June 2024		3,059,321	114,476	3,173,797

Schedule of Movements in Options, Warrants and Performance Rights	Movements in options/warrants and performance rights:
Details	Notes	Number of Performance Rights and Options	Total A$
Balance at 30 June 2021		45,309,478	3,360,128
Lapse of unexercised options at $0.50 (2021-07-01)		(1,200,000)	(188,400)
Issue of ESOP unlisted options at $0.25 (2021-11-05)[1]		500,000	18,624
Lapse of unexercised options at $1.94 (2021-11-30)		(14,493)	(28,813)
Lapse of unexercised options at $1.94 (2022-06-14)		(24,721,108)	(144,648)
ESOP unlisted options granted at $0.12 (2022-06-27)[1]		-	36,306
Balance at 30 June 2022		19,873,877	3,053,197
Share-based payment expenses – options[1]		1,430,000	104,753
Lapse of unexercised options		(8,424,157)	(156,392)
Share-based payment expenses - performance rights[2]		-	122,201
Balance at 30 June 2023		12,879,720	3,123,759
Exercise of unlisted options at $0.12 (2024-03-12)		(200,000)	(43,780)
Performance rights issued[2]		1,688,839	0
Lapse of unexercised options		(173,600)	(23,957)
Unlisted Options Issued/Expensed		-	15,231
Options issued in the period (net of adjustments)[3]		1,000,000	(11,932)
Balance at 30 June 2024		15,194,959	3,059,321
1.	During the fiscal year 2022, a total of 2,930,000 options were granted to key management personnel. 500,000, 1,000,000 and 1,430,000 options were granted under OIP to Dr. Jerry Kanellos on 26 October 2021, Mr. Paul Brennan on 16 March 2022 and Mr. Steven Lydeamore on 27 June 2022, respectively. 1,430,000 options have been issued to Mr. Steven Lydeamore in July 2022. 1,000,000 options granted to Mr. Brennan upon his appointment are subject to shareholders’ approval after the current reporting period.
2.	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have nil exercise price, exercisable on issue and expiring on 12 July 2027.
3.	1,000,000 options were granted to Mr. Paul Brennan upon his appointment March 16, 2022, but were subject to shareholder approval that was not obtained until 2023. The options have been expensed over the vesting period from when the service period commenced and Immuron have revised the estimate of the fair value at the grant date. Of the $(11,932) adjustment, $(12,896) relates to the difference between the estimated fair value and the grant date fair value of these options. The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, the term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions. The offsetting $965 relates to options issued for Dr. Jeannette Joughin.